Short-term Loans (Tables)	12 Months Ended
Dec. 31, 2024
Short-term Loans
Schedule of outstanding balance of bank loans

Outstanding balance of bank loans consisted of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Short-term loan from Bank of China(a)	3,000,000	4,000,000	547,998
(a)	On August 30, 2023, the Company obtained an RMB3,000,000 loan from Bank of China for a term of twelve months, with Mr. Yuan Li as a co-borrower, at a fixed annual interest rate of 3.45% per annum. On August 30, 2024, the Company obtained an RMB4,000,000 loan from Bank of China for a term of twelve months at a fixed annual interest rate of 3.35% per annum.
(b)	Interest expenses were RMB11,725, RMB65,315 and RMB108,090 (US$14,808) for the years ended December 31, 2022, 2023 and 2024, respectively. The effective interest rates were 11.52%, 4.79% and 3.35% for the years ended December 31, 2022, 2023 and 2024, respectively.